Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss for the period	$ (11,074)	$ (5,077)	$ (8,262)
Adjustments for items not involving cash:
Gain on marketable securities (Note 5)	0	0	(486)
Depreciation expense (Note 7)	56	67	81
Foreign currency translation (Note 9)	(148)	0	0
Finance costs (Notes 9 and 10)	68	36	48
Gain on change in decommissioning provision (Note 10)	(3)	(64)	(246)
Share-based compensation (Note 12)	842	1,104	124
Tax deduction recovery (Note 14)	(267)	0	(471)
Change in non-cash working capital items:
Other receivables and prepaid expenses	23	(176)	401
Accounts payable and accrued liabilities	1,114	85	(1,681)
Cash flows from (used in) operating activities	(9,389)	(4,025)	(10,492)
Financing Activities
Loan proceeds, net of transaction costs (Note 9)	12,563	0	0
Loan interest (Note 9)	(25)	0	0
Capital stock issued, net of share issue costs (Note 11)	0	11,090	0
Proceeds from exercise of warrants (Note 12)	0	142	0
Cash flows from (used in) financing activities	12,538	11,232	0
Investing Activities
Redemption (purchase) of short-term investments (Note 4)	13	0	5,000
Sale of marketable securities (Note 5)	0	936	0
Payment of reclamation security deposits (Note 6)	0	0	(1,550)
Additions to property, plant and equipment (Note 7)	0	0	(76)
Cash flows from (used in) investing activities	13	936	3,374
Net change in cash and cash equivalents	3,162	8,143	(7,118)
Cash and cash equivalents, beginning of year	9,817	1,674	8,792
Net change in cash and cash equivalents	3,162	8,143	(7,118)
Cash and cash equivalents, end of period	$ 12,979	$ 9,817	$ 1,674